UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07723

Eaton Vance Worldwide Health Sciences Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of Principal Executive Offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio                                                                                                  as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.31%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization-Europe — 12.43% (1)
Novartis AG	3,615,000	$201,056,603	8.61%
Serono SA	140,000	89,312,317	3.82%
		$290,368,920	12.43%
Major Capitalization-Far East — 15.28% (1)
Astellas Pharma, Inc.	2,698,000	106,312,468	4.55%
Chugai Pharmaceuticals Co., Ltd.	5,100,000	110,508,183	4.73%
Takeda Pharmaceutical Co., Ltd.	2,155,800	140,201,791	6.00%
		$357,022,442	15.28%
Major Capitalization-North America — 39.98% (1)
Amgen, Inc. (2)	2,341,000	158,228,190	6.77%
Genentech, Inc. (2)	1,900,000	157,624,000	6.75%
Genzyme Corp. (2)	1,900,000	113,050,000	4.84%
Lilly (Eli) & Co.	1,812,000	93,571,680	4.01%
Medimmune, Inc. (2)	4,235,000	134,757,700	5.77%
Pfizer, Inc.	3,124,000	73,913,840	3.16%
Schering-Plough Corp.	5,500,000	104,830,000	4.49%
Wyeth	2,138,500	97,814,990	4.19%
		$933,790,400	39.98%
Specialty Capitalization-North America — 31.62%
Adolor Corp. (2)	1,738,300	40,624,071	1.74%
Affymetrix, Inc. (2)	1,825,000	50,205,750	2.15%
BioMarin Pharmaceutical, Inc. (2)	2,200,000	28,578,000	1.22%
Cephalon, Inc. (2)	819,800	48,958,456	2.10%
Enzon Pharmaceuticals, Inc. (2)	1,428,800	10,644,560	0.46%
Exelixis, Inc. (2)	3,100,000	33,635,000	1.44%
Gen-Probe, Inc. (2)	2,100,000	113,400,000	4.85%
Given Imaging, Ltd. (2)(3)	485,000	8,375,950	0.36%
LifeCell Corp. (2)	865,000	23,355,000	1.00%
Ligand Pharmaceuticals, Inc., Class B (2)	4,050,000	44,347,500	1.90%
Millennium Pharmaceuticals, Inc. (2)	7,600,000	65,056,000	2.79%
NPS Pharmaceuticals, Inc. (2)	3,149,500	17,448,230	0.75%
OSI Pharmaceuticals, Inc. (2)	1,803,000	51,601,860	2.21%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	2,885,850	0.12%
Savient Pharmaceuticals, Inc. (2)	1,673,500	9,622,625	0.41%
St. Jude Medical, Inc. (2)	2,060,000	70,246,000	3.01%

Tanox, Inc. (2)	2,788,000	$39,840,520	1.71%
Vertex Pharmaceuticals, Inc. (2)	2,300,000	79,350,000	3.40%
		$738,175,372	31.62%
Total Common Stocks (identified cost $1,943,060,607)		$2,319,357,134

Preferred Stocks — 0.07%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization-North America — 0.07%
Predix Pharmaceuticals Holdings, Inc. Series AB (2)(3)(4)	3,898,806	$968,130	0.04%
Predix Pharmaceuticals Holdings, Inc. Series C (2)(3)(4)	2,337,565	580,452	0.03%
		$1,548,582	0.07%
Total Preferred Stocks (identified cost $3,047,657)		$1,548,582

Options — 0.00%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2)(3)	2,898	$0	0.00%
		$0	0.00%
Total Options (identified cost $0)		$0

Warrants — 0.00%

			Percentage of
Security	Shares	Value	Net Assets
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$17,782	0.00%
Total Warrants (at amortized cost, $0)		$17,782

Short-Term Investments — 0.03%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
Investors Bank and Trust Company Time Deposit, 5.08%, 6/1/06	$799	$799,000	0.03%
Total Short-Term Investments (at amortized cost, $799,000)		$799,000
Total Investments (identified cost $1,946,907,264)		$2,321,722,498	99.41%
Other Assets, Less Liabilities		$13,860,393	0.59%
Net Assets		$2,335,582,891	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Restricted security.

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,946,907,264
Gross unrealized appreciation	$603,598,637
Gross unrealized depreciation	(228,783,403)
Net unrealized appreciation	$374,815,234

At May 31, 2006 the Portfolio owned the following securities (representing 0.07% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Predix Pharmaceuticals Holdings, Inc. Series AB	8/12/03-8/6/04	3,898,806	$2,532,528	$968,130
Predix Pharmaceuticals Holdings, Inc. Series C	8/6/04	2,337,565	515,129	580,452

			$3,047,657	$1,548,582

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer

Date:	July 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer

Date:	July 26, 2006

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	July 26, 2006